Property, plant and equipment (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment loss of property, plant and equipment	$ 1,554	$ 1,415
Continuing Operation
Depreciation	1,952	1,953	$ 2,099
Impairment loss of property, plant and equipment	139	0	970
Discontinued Operation
Depreciation	$ 0	$ 0	$ 209